Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes
Significant Components of Current and Deferred Income Tax Expense Attributable to Income from Continuing Operations

	Year Ended December 31,
(U.S. Dollars in thousands)	2020	2019	2018
Current tax benefit (expense)	$(10)	$(9)	$(18)
Deferred tax benefit (expense)	—	—	20
Income tax benefit (expense)	$(10)	$(9)	$2

Summary of Taxation

	Year Ended December 31,
(U.S. Dollars in thousands)	2020	2019	2018
Income tax benefit (expense) at Norwegian tonnage tax regime	$—	$—	$20
Income tax benefit (expense) within UK	(10)	(9)	(18)
Income tax benefit (expense)	$(10)	$(9)	$2
Effective tax rate	0%	0%	0%

Components of Deferred Tax Assets and Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of December 31, 2020 and 2019 are presented below:

	As of December 31,
(U.S. Dollars in thousands)	2020	2019
Deferred tax assets:
Financial derivatives	$—	$(3)
Financial loss carry forwards for tonnage tax	20,863	17,331
Total deferred tax asset	20,863	17,328
Less valuation allowance	(20,863)	(17,328)
Net deferred tax asset	—	—
Deferred tax liabilities:
Entrance tax	295	357
Total deferred tax liabilities	$295	$357

The net deferred tax liability is classified in the consolidated balance sheets as follows:

	As of December 31,
(U.S. Dollars in thousands)	2020	2019
Current deferred tax asset	$—	$—
Non-current deferred tax liabilities	295	357
Net deferred tax liabilities	$295	$357

Changes in the net deferred tax liabilities at December 31, 2020 and 2019 are presented below:

	As of December 31,
(U.S. Dollars in thousands)	2020	2019
Net deferred tax liabilities at January 1,	$357	$453
Change in temporary differences	(72)	(90)
Translation differences	10	(6)
Net deferred tax liabilities at December 31,	$295	$357